CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (1,632,000)	$ (9,451,000)	$ (3,449,000)	$ (2,081,000)	$ (5,538,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	172,000			3,000	134,000
Depreciation	147,000	597,000	571,000	567,000	759,000
Amortization of operating lease right of use asset	16,000	57,000	48,000	42,000	65,000
Amortization of debt discount	0	890,000	0	0	227,000
Loss gain on extinguishment of debt	0	826,000	0	0	(42,000)
Loss from sale of assets	(303,000)			0	0
Gain from forgiveness of debt	0			(504,000)	0
Stock issued as payment for services		400,000	0
Stock issued to Directors		141,000	0
Expense for modification of warrants		189,000	0
Accrual for loss contingency related to legal proceedings		235,000	0
Change in operating assets and liabilities:
Accounts receivable	73,000	(51,000)	(48,000)	(196,000)	(272,000)
Inventory	1,000	(90,000)	118,000	208,000	(46,000)
Prepaid expenses and other current assets	29,000	(122,000)	44,000	(48,000)	89,000
Other assets	(110,000)	0	0	0	40,000
Accounts payable and accrued expenses	353,000	(1,104,000)	749,000	700,000	571,000
Operating lease liabilities	(28,000)	(57,000)	(48,000)	(42,000)	(65,000)
NET CASH PROVIDED BY / (USED IN) OPERATING ACTIVITIES	(676,000)	(7,540,000)	(2,015,000)	(1,351,000)	(4,078,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and leasehold improvements	(45,000)	(1,813,000)	(73,000)	(82,000)	(151,000)
Cash transferred in sale/purchase of assets	(34,000)			34,000	0
NET CASH PROVIDED BY / (USED IN) INVESTING ACTIVITIES	(79,000)	(1,813,000)	(73,000)	(48,000)	(151,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Contributions from parent company	750,000			0	0
Proceeds from debt	0	1,565,000	2,277,000	1,484,000	4,379,000
Payments of debt principal	0	(3,299,000)	(179,000)	(80,000)	(124,000)
Payment of debt issuance costs		(180,000)	0
Proceeds from common stock issuance		14,650,000	0
Proceeds from issuance of warrants		4,000	0
Payment of costs related to initial public offering		(1,443,000)	0
NET CASH PROVIDED BY / (USED IN) FINANCING ACTIVITIES	750,000	11,297,000	2,098,000	1,404,000	4,255,000
NET CHANGE IN CASH	(5,000)	1,944,000	10,000	5,000	26,000
Cash at beginning of period	5,000	31,000	5,000	0	5,000
CASH AT END OF PERIOD	0	1,975,000	15,000	5,000	31,000
SUPPLEMENTAL DISCLOSURE FOR OPERATING ACTIVITIES:
Cash paid for interest	0	97,000	0	3,000	7,000
SUPPLEMENTAL DISCLOSURE FOR NON-CASH INVESTING AND FINANCING ACTIVITIES:
Debt and interest converted into common stock		1,878,000	0
Debt and equity issued to acquire Predecessor's assets	0			2,966,000	0
Stock issued for debt extinguishment		258,000	0
Fixed assets acquired with debt		1,294,000	103,000
Warrants issued with debt	0	$ 101,000	$ 0	0	506,000
Debt issued to purchase vehicles	$ 0			$ 24,000	$ 103,000